[logo] Aeltus                                       10 State House Square, SH11
                                                    Hartford, CT  06103-3602



                                                    Ellen Valvo
                                                    Paralegal
                                                    Aeltus Law Department
September 10, 2001                                  (860) 275-2166
                                                    Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:    AETNA GET FUND
       FILE NOS. 33-12723 AND 811-5062
       RULE 497(j) FILING

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Series P Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 25 of the Aetna GET Fund (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo